UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 287-3101
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2020

Date of reporting period:  June 30, 2020

Item 1. Reports to Stockholders.

Argent Small Cap Fund

Semi-Annual Report
June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on the Fund’s website, www.argentcapitalfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 888-898-5288, sending an e-mail request to argentcapitalfundsinquiry@argentcapital.com, or by enrolling at www.argentcapitalfunds.com.

You may elect to receive all future reports in paper free of charge.  If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.  If you invest directly with the Fund, you can call 888-898-5288 or send an email request to argentcapitalfundsinquiry@argentcapital.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports.  Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Argent Small Cap Fund

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Expense Example	20
Notice to Shareholders	22
Notice of Privacy Policy and Practices	23

Argent Small Cap Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at June 30, 2020 (Unaudited)

Percentages represent market value as a percentage of net assets.

Note: For Presentation purposes, the Fund has grouped some of the industry categories for purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Argent Small Cap Fund

SCHEDULE OF INVESTMENTS
at June 30, 2020 (Unaudited)

	Number of
COMMON STOCKS – 98.4%	Shares	Value

Consumer Discretionary – 13.4%
America’s Car-Mart, Inc. (a)	7,400	$650,238
Helen of Troy Ltd. (a)(c)	3,775	711,814
IAA Inc. (a)	7,075	272,883
Johnson Outdoors, Inc.	8,500	773,670
LCI Industries	6,325	727,248
Murphy USA, Inc. (a)	4,450	501,026
Ollie’s Bargain Outlet Holdings, Inc.	6,925	676,226
Skyline Champion Corp. (a)	16,750	407,695
		4,720,800
Consumer Staples – 0.8%
John B. Sanfilippo & Son, Inc. (a)	3,325	283,722

Financials – 19.8%
CareTrust REIT, Inc.	25,242	433,153
Colliers International Group, Inc. (c)	9,445	541,293
First Service Corp. (c)	7,245	729,934
Glacier Bancorp, Inc.	8,250	291,143
Houlihan Lokey, Inc. (a)	16,125	897,195
OneMain Holdings, Inc.	33,550	823,317
PRA Group, Inc. (a)	24,725	955,869
Pacific Premier Bancorp, Inc. (a)	14,125	306,230
RLI Corp.	8,775	720,427
Summit Financial Group, Inc.	19,023	313,499
Veritex Holdings, Inc.	15,225	269,482
Victory Capital Holdings, Inc.	17,402	299,140
Walker & Dunlop, Inc.	7,100	360,751
		6,941,433
Health Care – 16.5%
Addus Homecare Corp. (a)	9,725	900,146
BioTelementry, Inc. (a)	9,775	441,732
Change Healthcare, Inc. (a)	51,875	581,000
Globus Medical, Inc. (a)	10,225	487,835
Medpace Holdings, Inc. (a)	11,820	1,099,496
Omnicell, Inc. (a)	8,425	594,974
PetIQ, Inc. (a)	31,405	1,094,150

The accompanying notes are an integral part of these financial statements.

Argent Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
at June 30, 2020 (Unaudited)

	Number of
COMMON STOCKS – 98.4% (Continued)	Shares	Value

Health Care – 16.5% (Continued)
Select Medical Holdings Corp. (a)	40,500	$596,565
		5,795,898
Information Technology – 20.7%
ACI Worldwide, Inc. (a)	20,400	550,596
Alarm.com Holdings, Inc. (a)	9,250	599,493
Cabot Microelectronics Corp.	2,550	355,827
Envestnet, Inc. (a)	8,900	654,506
ePlus, Inc. (a)	12,250	865,830
Fortinet, Inc. (a)	9,324	1,279,905
Lumentum Holdings Inc. (a)	11,650	948,660
Methode Electronics, Inc.	15,505	484,686
Qualys, Inc. (a)	6,425	668,328
Upland Software, Inc. (a)	25,075	871,607
		7,279,438
Materials – 8.6%
Gibraltar Industries, Inc. (a)	16,100	772,961
Installed Building Products, Inc.	5,225	359,375
UFP Industries, Inc.	17,850	883,753
UFP Technologies, Inc. (a)	22,442	988,795
		3,004,884
Producer Durables – 17.0%
ASGN, Inc. (a)	14,150	943,522
Allied Motion Technologies, Inc	10,000	353,000
Applied Industrial Technologies, Inc.	7,745	483,211
Atkore International Group, Inc. (a)	20,275	554,521
Colfax Corp. (a)	19,325	539,167
Exponent, Inc. (a)	6,175	499,743
KBR, Inc.	30,725	692,849
Marten Transport, Ltd.	24,950	627,742
Simpson Manufacturing Co., Inc. (a)	5,101	430,320
TriNet Group, Inc.	5,700	347,358
Willdan Group, Inc.	20,225	505,827
		5,977,260

The accompanying notes are an integral part of these financial statements.

Argent Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
at June 30, 2020 (Unaudited)

	Number of
COMMON STOCKS – 98.4% (Continued)	Shares	Value

Utilities – 1.6%
Chesapeake Utilities Corp.	1,300	$109,200
MGE Energy, Inc.	3,150	203,207
Middlesex Water Co.	3,565	239,497
		551,904
TOTAL COMMON STOCKS
(Cost $30,474,123)		34,555,339

SHORT-TERM INVESTMENTS – 3.0%

Money Market Funds – 3.0%
First American Government Obligations
Fund – Class X, 0.09% (b)	1,056,754	1,056,754
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,056,754)		1,056,754
TOTAL INVESTMENTS
(Cost $31,530,877) – 101.4%		35,612,093
Liabilities in Excess of Other Assets – (1.4)%		(496,346)
TOTAL NET ASSETS – 100.0%		$35,115,747

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of June 30, 2020.
(c)	U.S traded security of a foreign issuer or corporation.

The accompanying notes are an integral part of these financial statements.

Argent Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES
at June 30, 2020 (Unaudited)

Assets:
Investments, at value (cost of $31,530,877)	$35,612,093
Receivables:
Securities sold	2,400,486
Dividends and interest	11,097
Prepaid expenses	10,690
Total assets	38,034,366

Liabilities:
Payables:
Securities purchased	2,873,075
Advisory fee	3,615
Administration and fund accounting fees	12,733
Reports to shareholders	5,564
Compliance expense	2,064
Custody fees	2,133
Trustee fees	2,527
Transfer agent fees and expenses	7,823
Other accrued expenses	9,085
Total liabilities	2,918,619

Net assets	$35,115,747

Net assets consist of:
Paid in capital	$54,551,527
Total distributable earnings	(19,435,780)
Net assets	$35,115,747

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	$35,115,747
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	192,867
Net asset value, offering price and redemption price per share	$182.07

The accompanying notes are an integral part of these financial statements.

Argent Small Cap Fund

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

Investment income:
Dividends	$475,877
Interest	5,914
Total investment income	481,791

Expenses:
Investment advisory fees (Note 4)	220,579
Administration and fund accounting fees (Note 4)	44,376
Transfer agent fees and expenses	22,659
Federal and state registration fees	13,650
Legal fees	8,190
Audit fees	7,480
Compliance expense	6,399
Custody fees	7,098
Trustees’ fees and expenses	5,041
Reports to shareholders	2,821
Other	7,020
Total expenses before reimbursement from advisor	345,313
Expense reimbursement from advisor (Note 4)	(56,864)
Net expenses	288,449
Net investment income	193,342

Realized and unrealized gain (loss):
Net realized loss on transactions from:
Investments	(21,725,354)
Net change in unrealized loss on:
Investments	(18,926,222)
Net realized and unrealized loss	(40,651,576)
Net decrease in net assets resulting from operations	$(40,458,234)

The accompanying notes are an integral part of these financial statements.

Argent Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
Operations:
Net investment income	$193,342	$166,641
Net realized loss on investments	(21,725,354)	(244,214)
Net change in unrealized
gain (loss) on investments	(18,926,222)	24,745,199
Net increase (decrease) in net assets
resulting from operations	(40,458,234)	24,667,626

Distributions:
Distributable earnings	—	(176,034)
Total distributable earnings	—	(176,034)

Capital Share Transactions:
Proceeds from shares sold	5,793,178	3,017,128
Proceeds from shares issued to
holders in reinvestment of dividends	—	60,868
Cost of shares redeemed	(52,856,284)	(7,606,098)
Net decrease in net assets
from capital share transactions	(47,063,106)	(4,528,102)
Total increase (decrease) in net assets	(87,521,340)	19,963,490

Net Assets:
Beginning of period	122,637,087	102,673,597
End of period	$35,115,747	$122,637,087

Changes in Shares Outstanding:
Shares sold	33,855	13,647
Shares issued to holders in
reinvestment of dividends	—	259
Shares redeemed	(359,081)	(35,189)
Net decrease in shares outstanding	(325,226)	(21,283)

The accompanying notes are an integral part of these financial statements.

Argent Small Cap Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

Institutional Shares
	Six Months Ended			September 28, 2018*
	June 30, 2020		Year Ended	through
	(Unaudited)		December 31, 2019	December 31, 2018
Net Asset Value –
Beginning of Period	$236.71		$190.36	$256.71

Income from
Investment Operations:
Net investment income/(loss)[1]	0.57		0.33	(0.14)
Net realized and unrealized
gain (loss) on investments	(55.21)		46.35	(65.29)
Total from investment operations	(54.64)		46.68	(65.43)

Less Distributions:
Dividends from net investment income	—		(0.33)	—
Dividends from net realized gains	—		—	(0.92)
Total distributions	—		(0.33)	(0.92)

Net Asset Value – End of Period	$182.07		$236.71	$190.36

Total Return	(23.09	)%^	24.52%	(25.51	)%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$35,116		$122,637	$102,674
Ratio of operating expenses
to average net assets:
Before reimbursements	1.02	%+	0.88%	0.91	%+
After reimbursements	0.85	%+	0.85%	0.85	%+
Ratio of net investment
income (loss) to average net assets:
Before reimbursements	0.40	%+	0.12%	(0.31	)%+
After reimbursements	0.57	%+	0.15%	(0.25	)%+
Portfolio turnover rate	85	%^	53%	9	%^

*	Commencement of operations for Institutional Shares was September 28, 2018.
+	Annualized
^	Not Annualized
[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

Argent Small Cap Fund

NOTES TO FINANCIAL STATEMENTS
at June 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

The Argent Small Cap Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a diversified series of the Trust. The Fund acquired the assets of Argent Small Cap Core Fund, LLC, a Missouri Limited Liability Company (the “Predecessor Private Fund”), in a tax-free conversion completed at the close of business on September 28, 2018. The Fund did not have any operations prior to September 28, 2018 other than those relating to organizational matters and registration of its shares under applicable securities law.  The Fund commenced operations on September 28, 2018, and currently only offers Institutional Shares.  The Predecessor Private Fund had an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund. However, the Predecessor Private Fund was not registered as an investment company under the 1940 Act, and was not subject to certain investment limitations, diversification requirements, liquidity requirements and other restrictions imposed by the 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Upon completion of the conversion, the net assets of the Fund were $138,456,646. The number of shares of the Fund issued in connection with the conversion was 539,346, and the amount of net unrealized gains on the portfolio securities transferred to the Fund was $32,278,589.  Argent Capital Management LLC (the “Advisor”) serves as the investment advisor to the Fund.  As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The investment objective of the Fund is to seek long term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on a tax return. The tax

Argent Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

returns for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.
C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of June 30, 2020, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

Argent Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Argent Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of June 30, 2020, was comprised of officers of the Trust. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,720,800	$—	$—	$4,720,800
Consumer Staples	283,722	—	—	283,722
Financials	6,941,433	—	—	6,941,433
Health Care	5,795,898	—	—	5,795,898
Information Technology	7,279,438	—	—	7,279,438
Materials	3,004,884	—	—	3,004,884
Producer Durables	5,977,260	—	—	5,977,260
Utilities	551,904	—	—	551,904
Total Common Stocks	34,555,339	—	—	34,555,339
Short-Term Investments	1,056,754	—	—	1,056,754
Total Investments in Securities	$35,612,093	$—	$—	$35,612,093

Argent Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended June 30, 2020, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.65% of the average daily net assets of the Fund.  For the six months ended June 30, 2020, the Fund incurred $220,579 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its management fees and/or absorb expenses of the Fund to ensure that the total annual operating expenses [excluding front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions and other transactional expenses, expenses in connection with a merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses (collectively, “Excludable Expenses”)] do not exceed the following amounts of the average daily net assets for the Institutional Shares:

Argent Small Cap Fund
Institutional Shares	0.85%

For the six months ended June 30, 2020, the Advisor reduced its fees and absorbed Fund expenses in the amount of $56,864 for the Fund. The waivers and reimbursements will remain in effect through September 28, 2021 unless terminated sooner by, or with the consent of, the Board.

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Amount	Expiration
$17,593	12/31/2021
30,319	12/31/2022
56,864	6/30/2023
$104,776

Argent Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Fund.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Fund.  U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.  For the six months ended June 30, 2020, the Fund incurred the following expenses for administration, fund accounting, transfer agency and custody fees:

Administration & fund accounting	$44,376
Custody	$ 7,098
Transfer agency(a)	$12,194

(a) Does not include out-of-pocket expenses.

At June 30, 2020, the Fund had payables due to Fund Services for administration, fund accounting and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$12,733
Custody	$ 2,133
Transfer agency(a)	$ 4,055

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is deemed to be an interested person of the Trust due to his former position with the Distributor.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – SECURITIES TRANSACTIONS

For the six months ended June 30, 2020, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Argent Small Cap Fund	$56,535,181	$101,713,509

There were no purchases or sales of long-term U.S. Government securities.

Argent Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2019, the Fund’s most recent fiscal year, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$102,630,693
Gross unrealized appreciation	25,153,848
Gross unrealized depreciation	(2,142,488)
Net unrealized appreciation	23,011,360
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains/(losses)	(1,988,910)
Total accumulated earnings/(losses)	$21,022,450

As of December 31, 2019, the Fund had short-term tax basis capital losses with no expiration date of $1,988,910.

The tax character of distributions paid during the fiscal year ended December 31, 2019 and fiscal period ended December 31, 2018 was as follows:

	Six Months Ended
	June 30, 2020	Fiscal Year Ended
	(Unaudited)	December 31, 2019
Ordinary Income	$—	$176,034
Long-Term Capital Gains	—	—
Total	$—	$176,034

NOTE 7 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

Recent Market Events; Market Risk:  The risk that the market value of a security may go up or down in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Price changes may be temporary or last for extended periods. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets experienced significant volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In

Argent Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

particular, the spread of the novel coronavirus worldwide has resulted in disruptions to supply chains and customer activity, stress on the global healthcare system, rising unemployment claims, quarantines, cancellations, market declines, the closing of borders, restrictions on travel and widespread concern and uncertainty. Health crises and related political, social and economic disruptions caused by the spread of the recent coronavirus outbreak may also exacerbate other pre-existing political, social and economic risks in certain countries. It is not possible to know the extent of these impacts, and they may be short term or may last for an extended period of time. These developments as well as other events, such as the U.S. presidential election, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. In addition, the Fund may face challenges with respect to its day-to-day operations if key personnel of the Advisor or other service providers are unavailable due to quarantines and restrictions on travel related to the coronavirus outbreak. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issues in a different country or region.

Common Stock Risk: Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Small-Cap Company Risk:  Companies in which the Fund invests may be more vulnerable than larger companies to adverse business or economic developments. Small-cap companies may also have limited product lines, markets, or financial resources, may be dependent on relatively small or inexperienced management groups, and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid, more volatile and more difficult to value than securities of larger companies and therefore may involve greater risk than investing in large companies.

Growth-Style Investing Risk:  An investment in a growth-oriented fund may be more volatile than the rest of the U.S. market as a whole. If the investment adviser’s assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the stock may fail to reach the value that the adviser has placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the Advisor’s management of the Fund. The value of your investment in the Fund may vary with the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. If the investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

Argent Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

New Fund Risk:  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund’s liquidation may not be favorable.

Value-Style Investing Risk:  Value stocks can perform differently from the market as a whole and from other types of stocks.  Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits should their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed.  Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.

NOTE 8 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 9 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2020, Charles Schwab & Co., Inc. held 55% of the outstanding Institutional Shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co., Inc. are also owned beneficially.

Argent Small Cap Fund

EXPENSE EXAMPLE
June 30, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from January 1, 2020 to June 30, 2020 for the Institutional Shares.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Argent Small Cap Fund

EXPENSE EXAMPLE (Continued)
June 30, 2020 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/2020	6/30/2020	1/1/2020-6/30/2020(1)
Actual
Institutional Shares	$1,000.00	$ 769.10	$3.74
Hypothetical (5% return
before expenses)
Institutional Shares	$1,000.00	$1,020.64	$4.27

(1)	Expenses are equal to the Institutional Shares’ annualized expense ratios of 0.85% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the period).

Argent Small Cap Fund

NOTICE TO SHAREHOLDERS
at June 30, 2020 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-898-5288 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by 1-888-898-5288.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020).  The Fund’s Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020) is available on the SEC’s website at http://www.sec.gov.  Information included in the Fund’s Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020) is also available, upon request, by calling 1-888-898-5288.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-898-5288 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Argent Small Cap Fund

NOTICE OF PRIVACY POLICY AND PRACTICES

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We collect non-public personal information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

• social security number;

• account balances;

• account transactions;

• transaction history;

• wire transfer instructions; and

• checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-888-898-5288.

Investment Advisor
Argent Capital Management LLC
100 South Brentwood Boulevard, Suite 110
Clayton, MO  63105

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
1-888-898-5288

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd floor
Philadelphia, PA  19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI  53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*    /s/Douglas J. Neilson
Douglas J. Neilson, President
Principal Executive Officer

Date    9/8/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Douglas J. Neilson
Douglas J. Neilson, President/
Principal Executive Officer

Date    9/8/2020

By (Signature and Title)*    /s/Matthew J. McVoy
Matthew J. McVoy, Treasurer/
Principal Financial Officer

Date    9/8/2020

* Print the name and title of each signing officer under his or her signature.